TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
PROSPECTUS

The shares of Tennessee Tax-Free Bond Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is an investment portfolio in The Planters Funds (the "Trust"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities ("Tennessee Municipal Securities"). These securities include those issued by or on behalf of the state of Tennessee and Tennessee municipalities as well as those issued by states, territories and possessions of the United States that are not issued by or on behalf of Tennessee and its political subdivisions, but which are exempt from Tennessee state income tax.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF UNION PLANTERS NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY UNION PLANTERS NATIONAL BANK, OR ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1995 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by calling Union Planters Brokerage Services at 1-800-238-7125.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Characteristics                                                         4
     Participation Interests                                                   4
     Variable Rate Municipal Securities                                        4
     Municipal Leases                                                          4
     Restricted and Illiquid Securities                                        5
     Investing in Securities of Other
       Investment Companies                                                    5
     When-Issued and Delayed
       Delivery Transactions                                                   5
     Temporary Investments                                                     5
  Tennessee Municipal Securities                                               6
  Investment Risks                                                             6
  Non-Diversification                                                          7
  Investment Limitations                                                       7

THE PLANTERS FUNDS INFORMATION                                                 7
------------------------------------------------------

  Management of the Trust                                                      7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
       Advisory Fees                                                           8
       Adviser's Background                                                    8
       Portfolio Managers                                                      8
  Distribution of Fund Shares                                                  8
     Payments to Financial Institutions                                        9
  Administration of the Fund                                                   9
     Administrative Services                                                   9
     Custodian                                                                 9
     Transfer Agent, Dividend
       Disbursing Agent and
       Portfolio Accounting Services                                           9
     Independent Auditors                                                      9
NET ASSET VALUE                                                               10
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
     Purchases at Net Asset Value                                             11
     Dealer Concessions                                                       11
  Reducing the Sales Load                                                     11
     Quantity Discounts and Accumulated
       Purchases                                                              11
     Letter of Intent                                                         12
     Reinvestment Privilege                                                   12
  Certificates and Confirmations                                              12
  Dividends and Distributions                                                 13

REDEEMING SHARES                                                              13
------------------------------------------------------

     By Telephone                                                             13
     By Mail                                                                  14
     Signatures                                                               14
  Accounts with Low Balances                                                  14

SHAREHOLDER INFORMATION                                                       14
------------------------------------------------------

  Voting Rights                                                               14
  Massachusetts Partnership Law                                               15

EFFECT OF BANKING LAWS                                                        15
------------------------------------------------------

TAX INFORMATION                                                               16
------------------------------------------------------

  Federal Income Tax                                                          16
  State of Tennessee Taxes                                                    16
  Other State and Local Taxes                                                 16

PERFORMANCE INFORMATION                                                       16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          18
------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  29
------------------------------------------------------

ADDRESSES                                                                     30
------------------------------------------------------

                                       I


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)........................... 2.00%
Maximum Sales Load Imposed on Reinvested Dividends
    (as a percentage of offering price).......................... None
Contingent Deferred Sales Charge
    (as a percentage of original purchase price or
       redemption proceeds, as applicable)....................... None
Redemption Fee
     (as a percentage of amount redeemed, if applicable)......... None
Exchange Fee..................................................... None


                         ANNUAL FUND OPERATING EXPENSES*
                     (As a percentage of average net assets)
Management Fee (after waiver)(1)..................................0.00%
12b-1 Fees........................................................None
Other Expenses....................................................0.78%
         Total Fund Operating Expenses(2).........................0.78%

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The Total Fund Operating Expenses were 0.61% for the fiscal year ended July 31, 1995. Total Fund Operating Expenses in the table above reflect a reduction in the voluntary waiver of the administrative personnel and services fee for the fiscal year ending July 31, 1996. Total Fund Operating Expenses are anticipated to be 1.53% absent the voluntary waiver of the management fee (See (1) above).

 * Expenses in this table are estimated based on average expenses expected to be incurred during the fiscal year ending July 31, 1996. During the course of this period, expenses may be more or less than the amount shown.


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "THE PLANTERS FUNDS INFORMATION," AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                   1 year   3 years    5 years   10 years
You would pay the following expenses
on a $1,000 investment assuming
(1) 5% annual return; (2) redemption
at the end of each time period;
and (3) payment of the maximum sales load  $28     $44        $62       $115

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED

JULY 31, 1995    JULY 31, 1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD
$   10.22          $   10.50
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income
0.51               0.44
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
0.24              (0.31)
----------------------------------------------------------------------------
-------            -------
  Total from investment operations
0.75               0.13
----------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income
(0.51)             (0.41)
----------------------------------------------------------------------------
-------            -------
NET ASSET VALUE, END OF PERIOD
$   10.46          $   10.22
----------------------------------------------------------------------------
-------            -------
TOTAL RETURN (B)
7.60%              1.19%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses
0.61%              0.56%(c)
----------------------------------------------------------------------------
  Net investment income
4.93%              4.69%(c)
----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)
0.95%              0.87%(c)
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
$  35,888          $    42,400
----------------------------------------------------------------------------
  Portfolio Turnover
3%                  30%
----------------------------------------------------------------------------

 (a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994. For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to the administrator.


(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.


(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Planters Funds (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated May 14, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has not established separate classes of shares.

Shares of the Fund are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Tennessee Municipal Securities. A minimum initial investment of $1,000 is required. The Fund is not likely to be a suitable investment for non-Tennessee taxpayers or retirement plans since the Fund invests in Tennessee Municipal Securities.

Except as otherwise noted in this prospectus, shares of the Fund are sold at net asset value plus a sales load and are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The investment objective cannot be changed without approval of shareholders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Interest income of the Fund that is exempt from the income tax described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Tennessee.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of Tennessee Municipal Securities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the Fund's income will be exempt from federal income tax (including alternative minimum tax) and personal income tax imposed by the state of Tennessee and Tennessee municipalities. Unless indicated otherwise, the other investment policies of the Fund described below may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Tennessee Municipal Securities in which the Fund invests are:

                                       3

       obligations issued by or on behalf of the state of Tennessee, its political subdivisions, or agencies;

       debt obligations of any state, territory, or possession of the United States, including the District of Columbia or any political subdivision of any of these; and

       participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal income tax and the personal income taxes imposed by the state of Tennessee and Tennessee municipalities.

     CHARACTERISTICS. The Tennessee Municipal Securities in which the Fund invests are rated "investment grade," i.e., Baa or above by Moody's Investor Service, Inc. ("Moody's") or BBB or above by Standard & Poor's Rating Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). A description of the rating categories is contained in the Appendix to the Statement of Additional Information. In certain cases, the Fund's adviser may choose bonds that are unrated if it judges the bonds to be of comparable quality to one of the foregoing rating categories. Bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates. If the Fund purchases an investment grade bond, and the rating of such bond is subsequently downgraded so that the bond is no longer classified as investment grade, the Fund is not required to sell the bond, but will consider whether such action is appropriate. As a matter of investment policy, under normal market conditions, the Fund will invest at least 65% of its assets in bonds.

PARTICIPATION INTERESTS. The Fund may purchase participation interests in Tennessee Municipal Securities from financial institutions such as commercial banks, savings and loan associations and insurance companies. These participation interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Tennessee Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate or interest rate index. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales

                                       4

contract or a participation certificate on any of the above. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

If the Fund purchases unrated municipal leases, the Trustees will be responsible for determining on an ongoing basis, the credit quality of such leases and the likelihood that a lease will not be cancelled.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Tennessee and Tennessee municipalities and at least 65% of the value of its total assets will be invested in bonds. From time to time, during periods of other than normal market conditions, the Fund may invest in short-term tax exempt or taxable temporary investments. These temporary

                                       5

investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

The investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable
Investments--Characteristics" (if rated) or of comparable quality (if unrated).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Tennessee or Tennessee municipalities.

TENNESSEE MUNICIPAL SECURITIES

Tennessee Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Tennessee Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS


Yields on municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal bond market and the municipal bond market; the size and maturity of the particular offering; and the rating of the issue. Further, any adverse economic conditions or developments affecting the issuer or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Tennessee Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. See the Fund's Statement of Additional Information for a discussion of the state's economy.


                                       6

Investing in municipal securities which meet the Fund's quality standards may not be possible if the issuer or its municipalities do not maintain their current credit ratings. In addition, certain constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting municipal securities.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than investment in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code, as amended. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

THE PLANTERS FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustee's responsibilities between meetings of the Trustees.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Union Planters National Bank ("Union Planters" or the "adviser"), the Fund's investment adviser, subject to direction by the Trustees. The investment adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

                                       7

From time to time, to the extent consistent with the objective, policies and restrictions of the Fund, the Fund may invest in securities of issuers with which the investment adviser has a lending relationship.

     ADVISORY FEES. The investment adviser receives an investment advisory fee at an annual rate equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fees paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The investment adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Founded in 1869, Union Planters, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation (the "Corporation") a multi-bank holding company headquartered in Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The investment adviser has been managing trust assets for over 80 years. As of December 31, 1994, the Trust Group of Union Planters had approximately $1 billion under administration, of which it had investment discretion over approximately $625 million. The adviser has served as investment adviser to the Fund since its inception.


     As part of it's regular banking operations, Union Planters may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Union Planters. The lending relationship will not be a factor in the selection of securities.

     PORTFOLIO MANAGERS. The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio:

     Robert G. L. Eason has been a co-portfolio manager since the Fund's inception. Mr. Eason has been a Vice President and Senior Fixed Income Portfolio Manager of Union Planters since 1989. From 1983-1989, Mr. Eason was Portfolio Manager at First Tennessee National Bank.

     P. Thomas Dorian has also been a co-portfolio manager since the Fund's inception. Mr. Dorian has been a Senior Vice President of Union Planters since 1989. From 1987-1989, Mr. Dorian was Vice President of Union Planters. Mr. Dorian has been a Chartered Financial Analyst since 1985.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. Federated Securities Corp. is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

                                       8

PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

        MAXIMUM                   AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE              NET ASSETS OF THE TRUST
      .150 of 1%         on the first $250 million
      .125 of 1%         on the next $250 million
      .100 of 1%         on the next $250 million
      .075 of 1%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $120,000 per Fund. Federated Administrative Services may voluntarily choose to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES.
 Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Price Waterhouse LLP, Boston, Massachusetts.


                                       9

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. An individual investor can purchase shares of the Fund by telephoning Union Planters Brokerage Services at 1-800-238-7125 or by calling his financial institution (such as a bank or an investment dealer). Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibilty to transmit orders promptly.

Texas residents must purchase shares of the Fund through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.


Payment may be made by either check or federal funds. Payments should be made to your financial institution, broker/dealer, Union Planters Brokerage Services or Federated Securities Corp., as appropriate. It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received plus a sales load as follows:

                                       10


                                SALES LOAD AS A           SALES LOAD AS A
                                PERCENTAGE OF PUBLIC      PERCENTAGE OF NET
AMOUNT OF TRANSACTION           OFFERING PRICE            AMOUNT INVESTED
Less than $250,000                               2.00%                    2.04%
$250,000 but less than $500,000                  1.50%                    1.52%
$500,000 but less than $1,000,000                1.00%                    1.01%
$1,000,000 or more                               0.00%                     --

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the fund may be purchased at net asset value, without a sales load, by Trust customers of Union Planters and employees and retired employees of Union Planters and its affiliates and their spouses and children under 21.


No sales load is imposed for shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, insurance companies and credit unions. However, investors who purchase shares through a trust department or investment adviser may be charged an additional service fee by that institution.

DEALER CONCESSIONS. For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling shares of the Fund, all or a portion of the sales load it normally retains. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold.

The sales load for shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers including the initiation of customer accounts and purchases of shares.

REDUCING THE SALES LOAD

The sales load can be reduced on the purchase of shares of the Fund through:

       quantity discounts and accumulated purchases;

       signing a 13-month letter of intent; or

       using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases reduce the sales load paid. The Fund will combine purchases of shares made on

                                       11

the same day by the investor, his spouse, and his children under age 21 when it calculates the sales load.


If an additional purchase of shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $240,000 and purchases $10,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 1.50%, not 2.00%.

To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution at the time the purchase is made that shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 2.00% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.



The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days towards the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems shares in the Fund, there may be tax consequences, and exercise of the reinvestment privilege may result in additional tax considerations. Shareholders contemplating such transactions should consult their own tax advisers.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting your financial institution, broker/dealer, Union Planters Brokerage Services or Federated Securities Corp., as appropriate.


Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends are sent to each shareholder.

                                       12

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date.


Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date's net asset value without a sales load, unless cash payments are requested by writing to your financial institution, broker/dealer, Union Planters Brokerage Services or Federated Securities Corp., as appropriate.


REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form.

BY TELEPHONE. A shareholder may redeem shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.

For orders received before 4:00 p.m. (Eastern time), proceeds will normally be wired the next day to the shareholder's account as instructed on the shareholder's authorization form or a check will be sent to the address of record. Proceeds delivered in the form of a check will be sent within seven days after a proper request for redemption has been received, provided Federated Services Company has received the purchase price for the shares from the shareholder. Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must be completed.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be hand delivered or sent by overnight mail to Federated Securities Corp. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

                                       13

BY MAIL. Shareholders may redeem shares by sending a written request to Federated Securities Corp., as appropriate. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Federated Securities Corp. at 1-800-618-8573 for assistance in redeeming by mail.

SIGNATURES. Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the FDIC;

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum of $1,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of September 6, 1995, Union Planters National Bank, Memphis, Tennessee, acting in various capacities for numerous accounts, was the owner of record of approximately 3,088,907 shares (90.96%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


                                       14

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series in the Trust entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event that a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's adviser, Union Planters, is subject to such banking laws and regulations.

Union Planters believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Union Planters from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Union Planters, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected

                                       15



that the Fund's existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Union Planters is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund expects to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended ("the Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF TENNESSEE TAXES


Under existing Tennessee law, shareholders of the Fund will not be subject to Tennessee personal income taxes on Fund dividends to the extent that such dividends represent "exempt-interest dividends" as defined in the Code, which are directly attributable to (i) interest on obligations of the state of Tennessee or any of its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof.


To the extent that distributions by the Fund are derived from capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will be subject to Tennessee income taxes.

OTHER STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from state income taxes in states other than Tennessee or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Fund advertises total return, yield, and tax-equivalent yield. Total return represents the change, over a specified period of time, in the value of an investment in shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then

                                       16

annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the sales load, which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


                                       17

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
CREDIT
   AMOUNT
RATING*        VALUE
------------  ------------------------------------------------------------------
-------  -----------  -------------
MUNICIPAL NOTES--98.6%
--------------------------------------------------------------------------------
-------
              TENNESSEE--98.6%
              ------------------------------------------------------------------
-------
$  1,000,000  Chattanooga--Hamilton County, TN, Hospital Authority Revenue,
5.50%
              Refunding Bonds, (Erlanger Medical Center)/ (Callable 10/1/2003 @
              102)/(FSA Insured)/(Original Issue Yield: 5.85%), 10/1/2013
AAA   $     949,280
              ------------------------------------------------------------------
-------
     465,000  Chattanooga--Hamilton County, TN, Hospital Authority Revenue,
5.50%
              Refunding Bonds, (Erlanger Medical Center)/ (FSA
Insured)/(Original Issue
              Yield: 5.60%), 10/1/2006
AAA         472,724
              ------------------------------------------------------------------
-------
   1,130,000  Clarksville, TN, Electric System Revenue, 5.125% Refunding and
              Improvement Bonds, (Callable 9/1/2003 @ 102), 9/1/2011
A       1,032,085
              ------------------------------------------------------------------
-------
     735,000  Clarksville, TN, Water, Sewer and Gas Systems, 6.125%
              Refunding and Improvement Revenue Bonds, (Callable
              2/1/2002 @ 102)/(MBIA Insured)/(Original Issue Yield: 6.15%),
              2/1/2007
AAA         781,232
              ------------------------------------------------------------------
-------
     500,000  Clarksville, TN, Water, Sewer and Gas Systems, 6.125%
              Refunding and Improvement Revenue Bonds, (Callable
              2/1/2002 @ 102)/(MBIA Insured)/(Original Issue Yield: 6.328%),
2/1/2012           AAA         510,110
              ------------------------------------------------------------------
-------
     400,000  Hamblen County, TN, Hospital Revenue, 4.90% UT GO Bonds, (Callable
              5/1/1999 @ 102)/(AMBAC Insured), 5/1/2006
AAA         392,112
              ------------------------------------------------------------------
-------
     500,000  Jackson, TN, Health, Educational and Housing Facilities Revenue,
5.90%,
              (Jackson-Madison County General Hospital)/ (MBIA Insured),
4/1/2000               AAA         525,270
              ------------------------------------------------------------------
-------
     400,000  Jackson, TN, Water and Sewer Authority Revenue, 5.125% Refunding
Bonds,
              (Callable 1/1/2003 @ 102)/(AMBAC Insured), 1/1/2010
AAA         381,732
              ------------------------------------------------------------------
-------
     440,000  Johnson City, TN, Health and Educational Facilities, 6.75%
              Refunding Revenue Bonds, (Johnson City Medical)/(Callable 7/1/2001
@
              102)/(MBIA Insured)/(Original Issue Yield: 6.912%), 7/1/2006
AAA         480,586
              ------------------------------------------------------------------
-------

                                       18
TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
CREDIT
   AMOUNT
RATING*        VALUE
------------  ------------------------------------------------------------------
-------  -----------  -------------
MUNICIPAL NOTES--CONTINUED
--------------------------------------------------------------------------------
-------
$    810,000  Johnson City, TN, Health and Educational Facilities, 6.75%
              Refunding Revenue Bonds, (Johnson City Medical)/(MBIA
              Insured)/(Original Issue Yield: 6.912%)/(Pre-Refunded
              7/1/2001 @ 102), 7/1/2006 (a)
AAA   $     913,000
              ------------------------------------------------------------------
-------
     750,000  Knox County, TN, Health, Educational and Housing Facilities
Revenue,
              4.90%, (Fort Sanders Alliance)/(Series A)/(Callable 1/1/2004 @
102)/(MBIA
              Insured)/(Original Issue Yield: 5.10%), 1/1/2005
AAA         726,870
              ------------------------------------------------------------------
-------
     750,000  Knox County, TN, Health, Educational and Housing Facilities
Revenue,
              7.00%, (Fort Sanders Alliance)/(Series C)/(MBIA Insured)/(Pre-
Refunded
              1/1/2000 @ 102), 1/1/2008 (a)
AAA         838,230
              ------------------------------------------------------------------
-------
   1,000,000  Knoxville, TN, Natural Gas Revenue, 5.05% Refunding Bonds,
(Callable
              3/1/2000 @ 102)/(Original Issue Yield: 5.10%),
              3/1/2008
AA         954,220
              ------------------------------------------------------------------
-------
   1,330,000  Knoxville, TN, Water Revenue, 5.20% Refunding and
              Improvement Bonds, (Series M), (Callable 3/1/2000 @ 102)/
(Original Issue
              Yield: 5.45%), 3/1/2010
AA       1,271,001
              ------------------------------------------------------------------
-------
   1,750,000  Memphis-Shelby County, TN, Airport Revenue, 6.75% Refunding Bonds,
              (Federal Express Corp.)/(Callable 9/1/2002 @ 102), 9/1/2012
BBB       1,814,715
              ------------------------------------------------------------------
-------
     230,000  Metropolitan Government Nashville and Davidson County, TN, 5.25%
              Refunding UT GO Bonds, (Original Issue Yield: 5.45%), 5/15/2007
AA         230,782
              ------------------------------------------------------------------
-------
     750,000  Metropolitan Government Nashville and Davidson County, TN,
Electric
              Revenue, 6.00%, (Series A)/(Callable 5/15/2002 @ 102)/(Original
Issue
              Yield: 6.282%), 5/15/2017
AA         750,420
              ------------------------------------------------------------------
-------
   1,500,000  Metropolitan Government Nashville and Davidson County, TN, Health
and
              Educational Facilities Revenue, 5.20% Refunding Bonds, (Vanderbilt
              University)/(Callable 7/1/2003 @ 102)/(Original Issue Yield:
5.55%),
              7/1/2018
AA       1,361,910
              ------------------------------------------------------------------
-------
     230,000  Metropolitan Government Nashville and Davidson County, TN, Water
and
              Sewer Revenue, 5.20% Refunding Bonds, (FGIC Insured)/(Original
Issue
              Yield: 5.53%), 1/1/2013
AAA         217,635
              ------------------------------------------------------------------
-------

                                       19
TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
CREDIT
   AMOUNT
RATING*        VALUE
------------  ------------------------------------------------------------------
-------  -----------  -------------
MUNICIPAL NOTES--CONTINUED
--------------------------------------------------------------------------------
-------
$    250,000  Metropolitan Government Nashville and Davidson County, TN, Water
and
              Sewer Revenue, 5.75%, (Callable 1/1/2002 @ 102)/(AMBAC
Insured)/(Original
              Issue Yield: 6.15%),
              1/1/2012
AAA   $     248,672
              ------------------------------------------------------------------
-------
     500,000  Metropolitan Government Nashville and Davidson County, TN, Water
and
              Sewer Revenue, 7.25% Refunding Bonds, (Callable 1/1/1996 @ 102),
1/1/2006           A         518,215
              ------------------------------------------------------------------
-------
     400,000  Metropolitan Government Nashville and Davidson County, TN, Water
and
              Sewer Revenue, 7.30% Refunding Bonds, (Callable 1/1/1996 @ 102),
1/1/2008           A         413,476
              ------------------------------------------------------------------
-------
   1,375,000  Montgomery County, TN, Public Building Authority Revenue, 7.50%,
              (Tennessee County Loan Pool)/(Callable 12/15/1995 @
100)/(Prudential
              Insurance Company of America Insured), 12/15/2000
AA+       1,394,828
              ------------------------------------------------------------------
-------
     800,000  Mt. Juliet, TN, Public Building Authority Revenue, 7.00%, (Series
              O)/(Callable 2/1/2001 @ 102)/(MBIA Insured),
              2/1/2006
AAA         888,712
              ------------------------------------------------------------------
-------
   1,500,000  Putnam County, TN, 5.125%, UT GO Bonds, (Public
              Improvements)/(Callable 4/1/2003 @ 102)/(MBIA Insured)/ (Original
Issue
              Yield: 5.35%), 4/1/2011
AAA       1,405,380
              ------------------------------------------------------------------
-------
     500,000  Shelby County, TN, 5.10% UT GO Bonds, (Public
Improvements)/(Callable
              3/1/2001 @ 101)/(Original Issue Yield: 5.25%), 3/1/2011
AA+         472,220
              ------------------------------------------------------------------
-------
     500,000  Shelby County, TN, 5.875% Refunding UT GO Bonds, (Series
B)/(Callable
              3/1/2000 @ 101-1/2)/(Original Issue Yield: 5.95%),
              3/1/2007
AA+         520,585
              ------------------------------------------------------------------
-------
     480,000  Shelby County, TN, 6.20% Refunding UT GO Bonds, (Series
A)/(Callable
              3/1/2000 @ 101-1/2)/(Original Issue Yield: 6.30%),
              3/1/2006
AA+         507,432
              ------------------------------------------------------------------
-------
   1,000,000  Shelby County, TN, Health, Educational and Housing Facilities
Revenue,
              6.00%, (St. Joseph Hospital East, Inc.)/ (Callable 3/1/2005 @ 100)
              3/1/2005 (Escrowed to Maturity) (a)
AAA       1,072,990
              ------------------------------------------------------------------
-------

                                       20
TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
CREDIT
   AMOUNT
RATING*        VALUE
------------  ------------------------------------------------------------------
-------  -----------  -------------
MUNICIPAL NOTES--CONTINUED
--------------------------------------------------------------------------------
-------
$  1,250,000  Shelby County, TN, Health, Educational and Housing
              Facilities Revenue, 7.40% Refunding Bonds, (Methodist
              Health System)/(Series A)/(Callable 6/1/1998 @ 102)/(MBIA
Insured),
              6/1/2003
AAA   $   1,368,750
              ------------------------------------------------------------------
-------
   1,250,000  Tennessee Housing Development Agency Mortgage, 5.40% Refunding
Revenue
              Bonds, (Series A)/(Callable 7/1/2003 @ 102), 7/1/2004
A+       1,257,837
              ------------------------------------------------------------------
-------
     235,000  Tennessee Housing Development Agency Mortgage, 5.65% Refunding
Revenue
              Bonds, (Series A)/(Callable 7/1/2003 @ 102), 1/1/2007
A+         236,048
              ------------------------------------------------------------------
-------
   1,500,000  Tennessee Housing Development Agency Mortgage, 5.70% Refunding
Revenue
              Bonds, (Series A)/(Callable 7/1/2003 @ 102), 7/1/2008
A+       1,501,035
              ------------------------------------------------------------------
-------
   1,205,000  Tennessee Housing Development Agency Mortgage, 5.70% Refunding
Revenue
              Bonds, (Series A)/(Callable 7/1/2003 @ 102), 7/1/2008
A+       1,205,831
              ------------------------------------------------------------------
-------
   2,050,000  Tennessee Housing Development Agency Mortgage, 5.85% Refunding
Revenue
              Bonds, (Series A)/(Callable 7/1/2003 @ 102), 7/1/2013
A+       2,001,025
              ------------------------------------------------------------------
-------
     400,000  Tennessee Housing Development Agency, 6.40% Revenue Bonds,
(Homeownership
              Program-Issue U), 7/1/2000
A+         418,276
              ------------------------------------------------------------------
-------
     430,000  Tennessee Housing Development Agency, 6.90% Revenue Bonds,
(Homeownership
              Program-Issue U)/(Callable 7/1/2001 @ 102), 7/1/2005
A+         454,350
              ------------------------------------------------------------------
-------
     500,000  Tennessee State Local Development Authority, 5.65% Refunding
Revenue
              Bonds, State Loan Program, (Series A)/ (Callable 3/1/2003 @ 102),
              3/1/2007
AA-         512,990
              ------------------------------------------------------------------
-------
     495,000  Tennessee State Local Development Authority, 6.10% Revenue Bonds,
              (Community Provider Pooled Loan Program)/(State Aid
              Withholding)/(Callable 10/1/2004 @ 102), 10/1/2007
A-         511,558
              ------------------------------------------------------------------
-------
     195,000  Tennessee State School Board Authority, 5.75% Refunding Revenue
Bonds,
              (Callable 5/1/1996 @ 100-1/2)/(GO of Authority), 5/1/2006
AA         196,745
              ------------------------------------------------------------------
-------

                                       21
TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
CREDIT
   AMOUNT
RATING*        VALUE
------------  ------------------------------------------------------------------
-------  -----------  -------------
MUNICIPAL NOTES--CONTINUED
--------------------------------------------------------------------------------
-------
$    750,000  Tennessee State School Board Authority, 6.25% Refunding Revenue
Bonds,
              (Higher Educational Facilities)/(Series A)/ (Callable 5/1/2002 @
              101-1/2), 5/1/2017
AA   $     779,873
              ------------------------------------------------------------------
-------
     700,000  Tennessee State, 5.55% GO Bonds, (Series A), (Callable
              3/1/2005 @ 100), 3/1/2010
AA+         707,735
              ------------------------------------------------------------------
-------
     250,000  Tennessee State, 6.10% Refunding UT GO Bonds, (Series A),
              6/1/2000
AA+         269,658
              ------------------------------------------------------------------
-------
     750,000  Tennessee State, 6.60% UT GO Bonds, (Miscellaneous
Improvements)/(Series
              B)/(Callable 6/1/2001 @ 101-1/2), 6/1/ 2004
AA+         829,673
              ------------------------------------------------------------------
-------
   1,035,000  Williamson County, TN, 6.00% Refunding UT GO Bonds,
              3/1/2008
AA       1,097,928
              ------------------------------------------------------------------
-------               -------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES (B)
              (IDENTIFIED COST $35,734,455)
$  35,395,736
              ------------------------------------------------------------------
-------               -------------

 (a) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.

(b) The cost of investments for federal tax purposes amounts to $35,734,455. The net unrealized depreciation of investments on a federal tax basis amounts to $338,719, which is comprised of $287,289 appreciation and $626,008 depreciation at July 31, 1995.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.


Note: The category of investments is shown as a percentage of net assets ($35,887,520) at July 31, 1995.


The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

                                       22
TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
-------------------
Investments in securities (identified cost and tax cost, $35,734,455)
$  35,395,736
--------------------------------------------------------------------------------
-------------------
Income receivable
509,360
--------------------------------------------------------------------------------
-------------------
Deferred expenses
19,592
--------------------------------------------------------------------------------
-------------------  -------------
     Total assets
35,924,688
--------------------------------------------------------------------------------
-------------------
LIABILITIES:
--------------------------------------------------------------------------------
-------------------
Payable to portfolio accounting agent
$   9,189
--------------------------------------------------------------------------------
--------
Payable to bank
6,753
--------------------------------------------------------------------------------
--------
Accrued expenses
21,226
--------------------------------------------------------------------------------
--------  ---------
     Total liabilities
37,168
--------------------------------------------------------------------------------
-------------------  -------------
NET ASSETS for 3,430,418 shares of beneficial interest outstanding
$  35,887,520
--------------------------------------------------------------------------------
-------------------  -------------
NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------
-------------------
Paid in capital
$  36,382,737
--------------------------------------------------------------------------------
-------------------
Net unrealized depreciation of investments
(338,719)
--------------------------------------------------------------------------------
-------------------
Accumulated net realized loss on investments
(265,182)
--------------------------------------------------------------------------------
-------------------
Undistributed net investment income
108,684
--------------------------------------------------------------------------------
-------------------  -------------
     Total Net Assets
$  35,887,520
--------------------------------------------------------------------------------
-------------------  -------------
NET ASSET VALUE, and Redemption Proceeds Per Share:
($35,887,520 / 3,430,418 shares of beneficial interest outstanding)
$10.46
--------------------------------------------------------------------------------
-------------------  -------------
Computation of Offering Price:
Offering Price Per Share (100/98 of $10.46)*
$10.67
--------------------------------------------------------------------------------
-------------------  -------------

*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                                       23
TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
-------------------
Interest income
$  2,103,592
--------------------------------------------------------------------------------
-------------------
EXPENSES:
--------------------------------------------------------------------------------
-------------------
Investment advisory fee
$  284,526
--------------------------------------------------------------------------------
-------
Administrative personnel and services fee
120,001
--------------------------------------------------------------------------------
-------
Custodian fees
21,379
--------------------------------------------------------------------------------
-------
Transfer agent and dividend disbursing agent fees and expenses
28,657
--------------------------------------------------------------------------------
-------
Trustees' fees
9,001
--------------------------------------------------------------------------------
-------
Auditing fees
15,000
--------------------------------------------------------------------------------
-------
Legal fees
6,851
--------------------------------------------------------------------------------
-------
Portfolio accounting fees
57,079
--------------------------------------------------------------------------------
-------
Share registration costs
18,246
--------------------------------------------------------------------------------
-------
Printing and postage
17,001
--------------------------------------------------------------------------------
-------
Insurance premiums
4,541
--------------------------------------------------------------------------------
-------
Miscellaneous
8,773
--------------------------------------------------------------------------------
-------  ----------
     Total expenses
591,055
--------------------------------------------------------------------------------
-------
Deduct--
--------------------------------------------------------------------------------
-------
  Waiver of investment advisory fee                                          $
284,526
---------------------------------------------------------------------------
  Waiver of administrative personnel and services fee
75,000     359,526
---------------------------------------------------------------------------  ---
-------  ----------
     Net expenses
231,529
--------------------------------------------------------------------------------
-------------------  ------------
          Net investment income
1,872,063
--------------------------------------------------------------------------------
-------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
-------------------
Net realized loss on investments
(215,683)
--------------------------------------------------------------------------------
-------------------
Net change in unrealized depreciation on investments
1,023,037
--------------------------------------------------------------------------------
-------------------  ------------
     Net realized and unrealized gain (loss) on investments
807,354
--------------------------------------------------------------------------------
-------------------  ------------
          Change in net assets resulting from operations
$  2,679,417
--------------------------------------------------------------------------------
-------------------  ------------

(See Notes which are an integral part of the Financial Statements)

                                       24
TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


YEAR ENDED

------------------------------

JULY 31, 1995    JULY 31, 1994*

-------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------
Net investment income
$   1,872,063    $    1,564,175
------------------------------------------------------------------------------
Net realized loss on investment transactions ($153,288 and $0 net loss, respectively, as computed for federal tax purposes)
(215,683)          (49,499)
------------------------------------------------------------------------------
Net change in unrealized depreciation on investments
1,023,037        (1,361,756)
------------------------------------------------------------------------------
---------------  ----------------
     Change in net assets resulting from operations
2,679,417           152,920
------------------------------------------------------------------------------
---------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------
Distributions from net investment income
(1,887,110)       (1,440,444)
------------------------------------------------------------------------------
---------------  ----------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------
Proceeds from sale of shares
3,372,891        50,071,452
------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared
145,754           151,236
------------------------------------------------------------------------------
Cost of shares redeemed
(10,823,155)       (6,535,441)
------------------------------------------------------------------------------
---------------  ----------------
     Change in net assets resulting from share transactions
(7,304,510)       43,687,247
------------------------------------------------------------------------------
---------------  ----------------
          Change in net assets
(6,512,203)       42,399,723
------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------
Beginning of period
42,399,723          --
------------------------------------------------------------------------------
---------------  ----------------
End of period (including undistributed net investment income of $108,684 and
$123,731, respectively)
$  35,887,520    $   42,399,723
------------------------------------------------------------------------------
---------------  ----------------

*For the period from August 5, 1993 (start of business) to July 31, 1994.

(See Notes which are an integral part of the Financial Statements)

                                       25
TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Planters Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The financial statements presented herein are those of Tennessee Tax-Free Bond Fund (the "Fund"). At July 31, 1995, the Trust did not offer any other portfolios.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service taking into consideration yield, liquidity, risk, credit, quality, coupon, maturity, type of issue, and any other factors or market data it deems relevant in determining valuations for normal institutional size trading units of debt securities. The independent pricing service does not rely exclusively on quoted prices.

B. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

C. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $153,288, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, net capital losses of $111,894 attributable to security transactions incurred after October 31, 1994 are treated as arising on August 1, 1995, the first day of the Fund's next taxable year.


D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make

                                       26

TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
     payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

E. DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

F.   OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


YEAR ENDED JULY 31,

1995        1994*

-----       -----
Shares sold
333,883   4,761,847
--------------------------------------------------------------------------------
--------
Shares issued to shareholders in payment of distributions declared
14,443      14,402
--------------------------------------------------------------------------------
--------
Shares redeemed
(1,066,291)   (627,866)
--------------------------------------------------------------------------------
--------  -----------  ----------
     Net change resulting from share transactions
(717,965)  4,148,383
--------------------------------------------------------------------------------
--------  -----------  ----------

*For the period from August 5, 1993 (start of business) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Union Planters National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.


The Adviser may voluntarily choose to waive all or a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


As of July 31, 1995, Union Planters National Bank was the owner of record of approximately 3,124,137 shares, which is 91.07% of the Fund.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES AND PORTFOLIO ACCOUNTING FEES-- Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the

                                       27

TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Fund for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses ($35,622) were initially borne by FAS. The Fund has agreed to reimburse FAS for such organizational expenses during the five year period following August 5, 1993 (the date the Fund became effective). For the year ended July 31, 1995, the Fund paid $2,367 pursuant to this agreement.

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended
July 31, 1995, were as follows:

PURCHASES
$  1,030,211
--------------------------------------------------------------------------------
--------------------  ------------
SALES
$  8,179,850
--------------------------------------------------------------------------------
--------------------  ------------

(6) CONCENTRATION OF CREDIT RISK


Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at July 31, 1995, 35.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 23.8% of total investments.


                                       28


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
TENNESSEE TAX-FREE BOND FUND
(a Portfolio of the Planters Funds):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for the Credit Ratings), and the related statements of operations and of changes in net assets and the financial highlights (included on page 2 of the Prospectus) present fairly, in all material respects, the financial position of the Tennessee Tax-Free Bond Fund (the "Fund") at
July 31, 1995, the results of operations for the year then ended, and the changes in net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
September 7, 1995


                                       29

ADDRESSES
--------------------------------------------------------------------------------

Tennessee Tax-Free Bond Fund            Federated Investors Tower
                                        Pittsburgh, Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-------------------------------------

Distributor
             Federated Securities Corp.
             Federated Investors Tower Pittsburgh, Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-------------------------------------

Investment Adviser
                    Union Planters National Bank                         P.O.
Box 387

Memphis, Tennessee 38147
--------------------------------------------------------------------------------
-------------------------------------

Custodian
                    State Street Bank                                    P.O.
Box 8604
                    and Trust Company                                    Boston,
Massachusetts 02266-8604
--------------------------------------------------------------------------------
-------------------------------------

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services
                    Federated Services Company
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-------------------------------------

Independent Auditors
                    Price Waterhouse LLP                                 160
Federal Street
                                                                         Boston,
Massachusetts 02110
--------------------------------------------------------------------------------
-------------------------------------

                                       30

                                            TENNESSEE TAX-FREE
                                            BOND FUND
                                            PROSPECTUS

                                            A Non-Diversified Portfolio
                                            of The Planters Funds
                                            An Open-End, Management
                                            Investment Company

                                            September 30, 1995

[logo] FEDERATED SECURITIES CORP.
       ----------------------------------------------
       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PENNSYLVANIA 15222-3779
       Cusip 727426108
       3072709A (9/95)






                          Tennessee Tax-Free Bond Fund

                       (A Portfolio of The Planters Funds)
                       Statement of Additional Information










    This Statement of Additional Information should be read with the prospectus of shares of Tennessee Tax-Free Bond Fund (the "Fund") dated September 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus write or call Union Planters Brokerage Services at 1-800-238-7125.
    Federated Investors Tower
    Pittsburgh, Pennsylvania 15222-3779
                       Statement dated September 30, 1995

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED
INVESTORS
GENERAL INFORMATION ABOUT THE FUND     1   TRANSFER AGENT AND DIVIDEND
INVESTMENT OBJECTIVE AND POLICIES      1   DISBURSING AGENT                 10
 ACCEPTABLE INVESTMENTS               1    BROKERAGE TRANSACTIONS           11
 WHEN-ISSUED AND DELAYED DELIVERY          PURCHASING SHARES                11
 TRANSACTIONS                         2    DETERMINING NET ASSET VALUE      11
 TEMPORARY INVESTMENTS                2     VALUING MUNICIPAL BONDS         11
 REPURCHASE AGREEMENTS                2     USE OF AMORTIZED COST           11
 PORTFOLIO TURNOVER                   2    REDEEMING SHARES                 12
 INVESTMENT LIMITATIONS               2     REDEMPTION IN KIND              12
 INVESTMENT RISKS                     4    TAX STATUS                       12
MANAGEMENT OF THE TRUST                5    THE FUND'S TAX STATUS           12
 FUND OWNERSHIP                       8     SHAREHOLDER'S TAX STATUS        12
 TRUSTEES' COMPENSATION               8    TOTAL RETURN                     13
 TRUSTEE LIABILITY                    9    YIELD                            13
INVESTMENT ADVISORY SERVICES          10   TAX-EQUIVALENT YIELD             13
 ADVISER TO THE FUND                 10     TAX-EQUIVALENCY TABLE           13
 ADVISORY FEES                       10    PERFORMANCE COMPARISONS          14
ADMINISTRATIVE SERVICES               10   APPENDIX                         16
General Information About the Fund
Tennessee Tax-Free Bond Fund (the "Fund") is a portfolio in The Planters Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 14, 1993.
Investment Objective and Policies
The Fund's investment objective is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The investment objective cannot be changed without the approval of shareholders.
Acceptable Investments
The Fund invests primarily in a portfolio of municipal securities which are exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities ("Tennessee Municipal Securities"). The municipal securities in which the Fund invests include those issued by or on behalf of the state of Tennessee and Tennessee municipalities as well as those issued by states, territories, and possessions of the United States which are exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.
   Characteristics
      The Tennessee Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P") or Fitch's Investors Service, Inc. ("Fitch's") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
   Types of Acceptable Investments
      Examples of Tennessee Municipal Securities include:
      - governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;
      -  municipal notes and tax-exempt commercial paper;
      -  serial bonds;
      - tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
      - bond anticipation notes sold in anticipation of the issuance of long-term bonds;
      - pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and
      -  general obligation bonds.
   Participation Interests
      The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
   Variable-Rate Municipal Securities
      Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable-rate municipal securities than for fixed-income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
   Municipal Leases
      In determining the liquidity of municipal lease securities, the adviser, under the authority delegated by the Board of Trustees ("Trustees"), will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an event of nonappropriation); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.
When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
Temporary Investments
From time to time, during periods of other than normal market conditions, the Fund may invest in short-term tax-exempt or taxable temporary investments. Repurchase Agreements
The Fund requires its custodian to take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
From time to time, such as when suitable Tennessee Municipal Securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Tennessee Municipal Securities and thereby affect the Fund's yield.
Portfolio Turnover
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the period from August 5, 1993 (start of business) to July 31, 1994, the portfolio turnover rate was 30%. For the fiscal year ended July 31, 1995, the portfolio turnover rate was 3%.
Investment Limitations
   Selling Short and Buying on Margin
      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
   Underwriting
      The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.
   Investing in Commodities
      The Fund will not buy or sell commodities, commodity contracts, or commodity futures contracts.
   Investing in Real Estate
      The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.
   Lending Cash or Securities
      The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies and limitations.
   Dealing in Puts And Calls
      The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
   Concentration of Investments
      The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, under other than normal market conditions, the Fund may invest more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
   Investing in Issuers Whose Securities are Owned by Officers and Trustees of the Fund
      The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
   Investing in Restricted Securities
      The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees.
   Investing in Illiquid Securities
      The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid, including certain municipal leases.
   Investing in New Issuers
      The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
   Investing in Minerals
      The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
      Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
      The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.
      For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items. Cash items may include obligations such as:
      - certificates of deposit (including those issued by domestic and foreign branches of FDIC insured banks);
      - obligations issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities; and
      -  repurchase agreements.
Investment Risks
The Fund's performance can be expected to be closely tied to the prevailing economic conditions of the state of Tennessee as a whole, its particular geographic regions, and the industries located within the state.
Traditionally divided into three geographic regions, the State's economy has historically been dominated by agriculture in the west, manufacturing in the east, and government in the middle region. Though trade and services have replaced agriculture in terms of total output, manufacturing continues to be the largest single sector of the economy. While the Gross State Product of Tennessee was in excess of $100 billion in 1991 and the state placed 20th in national rank, manufacturing comprised 24% of total production in that year. The recent decision by Saturn and Nissan to locate automobile production facilities in the state suggests that manufacturing, with its inherent susceptibility to economic downturns, will continue to dominate.

Tennessee's economy experienced many of the problems associated with the national economy during the past recession. Though it consistently remained below the national average, the state's unemployment rate rose significantly during the prior recessionary period. Also, overbuilding of commercial and residential properties in prior years caused the state to experience some difficulties with declining real estate values.
Along with the national economy, Tennessee has recently experienced a significant recovery in economic activity. Although moderate rates of economic growth in past recoveries along with a steady influx of transplant corporations have helped the state avoid the dramatic "boom and bust" cycle experienced by many sunbelt states, the recent recession did put pressure on governmental receipts and outlays.

The constitution of the state requires a balanced budget. This constraint along with relatively low debt and expenditure per capita ratios has helped the state maintain its current long term bond rating of AAA by Standard and Poor's Rating Group and Aaa by Moody's Investors Service Inc. While Tennessee is one of only nine states which have such ratings, the ability of the state to maintain this rating given the current economic and political environment is by no means certain.
Management of the Trust
Officers and Trustees are listed with their addresses, present positions with Tennessee Tax-Free Bond Fund, and principal occupations during the past five years.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chi
Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Me
Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer, and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp. ; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

Judith J. Mackin
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 30, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.
      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
Fund Ownership
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of September 6, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: National Financial Services Corp. (as record owner holding shares for its clients), New York, New York owned approximately 253,161 shares (7.45%), Union Planters National Bank, Memphis, Tennessee, acting in various capacities for numerous accounts owned approximately 3,088,907 shares (90.96%).
Trustees' Compensation
                      AGGREGATE
NAME ,              COMPENSATION
POSITION WITH            FROM
TRUST                   TRUST *#

John F. Donahue      $0
Trustee

Thomas G. Bigley     $780
Trustee

John T. Conroy, Jr.  $857
Trustee
William J. Copeland  $857
Trustee
James E. Dowd        $857
Trustee
Lawrence D. Ellis, M.D.          $780
Trustee
Edward L. Flaherty, Jr.          $857
Trustee
Edward C. Gonzales   $0
Trustee
Peter E. Madden      $630
Trustee
Gregor F. Meyer      $780
Trustee
John E. Murray, Jr.  $520
Trustee
Wesley W. Posvar     $780
Trustee
Marjorie P. Smuts    $780
Trustee

*Information is furnished for the fiscal year ended July 31, 1995.
#The aggregate compensation is provided for the Trust which is comprised of one portfolio. The Fund is the only investment company in the Fund Complex.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Cash Trust; Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.
- 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc. Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
Investment Advisory Services
Adviser to the Fund
The Fund's investment adviser is Union Planters National Bank ("Union Planters" or the "adviser"). Union Planters is a wholly-owned subsidiary of Union Planters Corporation, a multi-bank holding company headquartered in Memphis, Tennessee. Because of the internal controls maintained by Union Planters to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Union Planters National Bank or its affiliates' lending relationships with an issuer. The investment adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
From time to time, to the extent consistent with the objective, policies and restrictions of the Fund, the Fund may invest in securities of issuers with which the investment adviser has a lending relationship.
Advisory Fees
For its advisory services, Union Planters receives an annual investment advisory fee as described in the prospectus.
For the period from August 5, 1993, (start of business) to July 31, 1994, the investment adviser earned advisory fees of $249,876, of which $237,172 was voluntarily waived. For the fiscal year ended July 31, 1995, the investment adviser earned advisory fees of $284,526, all of which was voluntarily waived.
   State Expense Limitations
      The investment adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.5% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1.5% per year of the remaining average net assets, the investment adviser will reimburse the Trust for its expenses over the limitation.
      If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the investment adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee. This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
Administrative Services
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund as described in the prospectus. For the fiscal year ended July 31, 1995, Federated Administrative Services earned $120,001, of which $75,000 was voluntarily waived. (Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Trust's administrator. For purposes of this Statement of Additonal Information, Federated Administrative Services and Federated Administrative Services, Inc., may hereinafter collectively be referred to as the "Administrators"). For the period from August 5, 1993 (start of business) to July 31, 1994, the Administrators earned $110,137, of which $53,269 was voluntarily waived.
Transfer Agent and Dividend Disbursing Agent
Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. In working with dealers, the investment adviser will generally use those which are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The investment adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the investment adviser and may include:
   -  advice as to the advisability of investing in securities;
   -  security analysis and reports;
   -  economic studies;
   -  industry studies;
   -  receipt of quotations for portfolio evaluations; and
   -  similar services.
The investment adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the investment adviser and other accounts. To the extent that receipt of these services may supplant services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
From August 5, 1993 (start of business) to July 31, 1994, the Fund paid $650 in commissions on brokerage transactions. For the fiscal year ended July 31, 1995, the Fund paid no commissions on brokerage transactions.
Purchasing Shares
Shares of the Fund are sold at their net asset value with a sales load on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."
Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated for the Fund are described in the prospectus.
Valuing Municipal Bonds
The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
Use of Amortized Cost
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.
Redeeming Shares
Shares are redeemed at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Redemption in Kind
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. To the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities could receive less than the redemption value of their securities when they are sold or mature and could incur certain transactions costs if they are sold.
Tax Status
The Fund's Tax Status
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   - derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   - derive less than 30% of its gross income from the sale of securities held less than three months;
   -  invest in securities within certain statutory limits; and
   - distribute to its shareholders at least 90% of its net income earned during the year.
Shareholder's Tax Status
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
   Capital Gains
      Capital gains or losses may be realized by the Fund on the sale of portfolio securities. Sales would generally be made because of:
      -  the availability of higher relative yields;
      -  differentials in market values;
      -  new investment opportunities;
      -  changes in creditworthiness of an issuer; or
      -  an attempt to preserve gains or limit losses.
Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time that the shareholder has owned shares. Any loss by a shareholder on shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution. Distributions of short-term capital gains, if any, are taxed as ordinary income. Total Return
The average annual total returns for the Fund for the fiscal year ended July 31,1995, and for the period from August 30, 1993 (date of initial public investment) through July 31, 1994, were 3.25% and 2.31%, respectively. These returns assume the maximum sales load applicable during the period (4.00%).
The average annual total returns for the Fund for the fiscal year ended July 31,1995, and for the period from August 30, 1993 (date of initial public investment) through July 31, 1994, assuming a maximum sales load of 2.00% (the maximum sales load beginning October 1, 1995) were 5.43% and 3.44%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Yield
The Fund's yield for the thirty-day period ended July 31, 1995, was 4.56% based on offering price assuming a 4.00% maximun sales load. The Fund's yield for the thirty-day period ended July 31, 1995, was 4.66% based on offering price assuming a 2.00% sales load.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. Tax-Equivalent Yield
The Fund's tax-equivalent yield for the thirty-day period ended July 31, 1995 was 6.91% based on offering price assuming a maximum sales load of 4.00%. The Funds' tax-equivalent yield for the thirty-day period ended July 31, 1995 was 7.06% based on offering price assuming a sales load of 2.00%.

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a state and federal combined tax rate of 34%, and assuming that income is 100% tax-exempt.

Tax-Equivalency Table

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax, and often is free from taxes imposed by the state of Tennessee and Tennessee municipalities.* As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.





                        TAXABLE YIELD EQUIVALENT FOR 1995

                               State of Tennessee
     TAX BRACKET:
     FEDERAL     15.00%   28.00%       31.00%        36.00%        39.60%

     COMBINED
     FEDERAL
     AND STATE   21.00%   34.00%       37.00%        42.00%        45.60%


     JOINT         $1-   $39,001-     $94,251-     $143,601-        OVER
     RETURN      39,000   94,250      143,600       256,500       256,500

     SINGLE        $1-   $23,351-     $56,551-     $117,951-        OVER
     RETURN      23,350   56,550      117,950       256,500       256,500

Tax-Exempt
Yield                         Taxable Yield Equivalent

      1.50%      1.90%      2.27%       2.38%        2.59%         2.76%
      2.00%      2.53%      3.03%       3.17%        3.45%         3.68%
      2.50%      3.16%      3.79%       3.97%        4.31%         4.60%
      3.00%      3.80%      4.55%       4.76%        5.17%         5.51%
      3.50%      4.43%      5.30%       5.56%        6.03%         6.43%
      4.00%      5.06%      6.06%       6.35%        6.90%         7.35%
      4.50%      5.70%      6.82%       7.14%        7.76%         8.27%
      5.00%      6.33%      7.58%       7.94%        8.62%         9.19%
      5.50%      6.96%      8.33%       8.73%        9.48%        10.11%
      6.00%      7.59%      9.09%       9.52%       10.34%        11.03%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
     The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
     * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
Performance Comparisons
The performance of the Fund depends upon such variables as:
   -  portfolio quality;
   -  average portfolio maturity;
   -  type of instruments in which the portfolio is invested;
   -  changes in interest rates and market value of portfolio securities;
   -  changes in the Fund's expenses; and
   -  various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return as described above.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio comparisons of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   - Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time.
   - Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales load.
Appendix

Standard and Poor's Ratings Group ("S&P") Municipal Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
Plus (+) or minus (-): Ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc., ("Moody's") Municipal Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc., ("Fitch") Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
Plus (+) or minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Standard and Poor's Ratings Group Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety charactertics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc., Short-Term Loan Ratings
MIG1/VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.
MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Ratings
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

Standard and Poor's Ratings Group Commercial Paper Ratings
A-1--This highest category designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc., Commercial Paper Ratings
Prime-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
   -  Leading market positions in well established industries.
   -  High rates of return on funds employed.
   - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   - Well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
CUSIP 727426108

3072709B (9/95)






TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

               ANNUAL REPORT FOR FISCAL YEAR ENDED JULY 31, 1995
     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------
          The Tennessee Tax-Free Bond Fund (the "Fund") is a municipal bond fund which invests in obligations issued by or on behalf of the State of Tennessee, its political subdivisions or agencies. The managers of the Fund expect to continue investing exclusively in Tennessee domiciled municipals. This investment strategy should allow the Fund to continue paying monthly dividends which are free from both federal and State of Tennessee personal income taxes.
          Since the beginning of the Fund's operations, the Fund has enjoyed a favorable rate of growth in assets. At the close of the fiscal year ended July 31, 1995, investors had a total of $35.9 million in net assets under the Fund's management. The Fund invests in a wide variety of securities across sector types. In an attempt to mitigate credit risk, the Fund's security selection process requires the use of issues rated investment grade or above by one or more of the national municipal bond rating services. As of fiscal year end, there were 45 separate holdings within the portfolio.
          The prior twelve months have been a period of some volatility in interest rates in the municipal bond market. The Federal Reserve began to raise interest rates in February of 1994. This process continued during the year. Because bond prices and interest rates tend to move in opposite directions this trend towards higher rates negatively impacted the net asset value of the fund during the fall of calendar 1994.
          The Fund began the fiscal year with a net asset value of $10.22. The low point in net asset value was reached during November when the fund's NAV fell to $9.45. Fortunately, this proved to be a temporary setback and the market began to improve in December of 1994.
          Anticipating this more favorable environment for municipal bonds, the managers of the fund began to extend the average maturity of the portfolio during this time. This positioned the fund to more fully participate in the market rally. Share prices climbed steadily during the first five months of calendar 1995. The net asset value reached a high of $10.64 in early June. The fund closed the fiscal year with a net asset value of $10.46 on July 31, 1995.
          The Fund's fiscal year end for reporting purposes is July 31, 1995. During the period from August 1, 1994 through July 31, 1995, the Fund generated income of $.506 per share. Combining this income with the changes in share price and the effect of the 2.0% sales load resulted in a total return of 5.43% for the period. On a net asset value basis (which does not reflect the sales load) the Fund's total return for this period was 7.60%. Beginning September 30, 1995, the Fund will be offered to investors with a maximum sales load of 2.0%.


TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN TENNESSEE TAX-FREE BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in Tennessee Tax-Free Bond Fund (the "Fund") from August 30, 1993 (start of performance) to July 31, 1995, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LBMB") and the Lipper Intermediate Municipal Bond Index ("LIMB").


            Graphic Representation Omitted (See attached Appendix)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated September 30, 1995, and together with the financial statements contained therein, constitutes the Fund's annual report.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 2.00% ($10,000 investment minus $200 sales load = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LIMB have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales loads and contingent deferred sales charges.

The LBMB and the LIMB are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The
 LIMB Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales loads, expenses, or other fees that the SEC requires to be reflected in a fund's performance.

  FEDERATED SECURITIES CORP.
  ------------------------------------------------------------------------------
  Distributor
  G00513-01 (9/95)



                                    APPENDIX




A1. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Tennessee Tax-Free Bond Fund. The corresponding components of the line graph are listed underneath. The Tennessee Tax-Free Bond Fund (the "Fund") is represented by a brokenline. The Lipper Intermediate Municipal Bond Index (the "LIMB") is represented by a dotted line.
The Lehman Brothers 10 Year Municipal Bond Index (the "LBMB") is represented by a solid line.
The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 investment in the Fund and the LIMB and the LBMB. The "x" axis reflects computation periods from the start of performance (August 30, 1993) to July 31, 1995. The "y" axis reflects the cost of the investment, ranging from $9,500 to $11,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LIMB, and the LBMB. The ending values are $10,670, $10,699 and $10,893, respectively.